Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Jun. 30, 2018	Aug. 31, 2017	Nov. 30, 2016
Disclosure Of Income Taxes [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	$ 14	$ 82
Unrecognized losses	7
Deferred tax asset tax benefit recognized in certain Canadian and foreign subsidiaries that have incurred loss	92	92
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized	33,000	$ 27,000
2011 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency					$ 179
2012 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency				$ 185
2013 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			$ 211
2020 [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses	1
2023 [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses	$ 6